19. SUBSEQUENT EVENTS (Details)	12 Months Ended
Dec. 31, 2025
Subsequent Event #1
Subsequent Event, Date	Jan. 01, 2026
Subsequent Event, Description	the Company and Epazz, Inc. entered into an Amended and Restated Management Services Agreement
Subsequent Event #2
Subsequent Event, Date	Apr. 08, 2026
Subsequent Event, Description	the Company, through its Drone as a Service subsidiary, acquired all shares of Andy Paris & Associates, Incorporated
Subsequent Event #3
Subsequent Event, Date	Apr. 14, 2026
Subsequent Event, Description	Company completed the acquisition of NOW Solutions, Inc.
Subsequent Event #4
Subsequent Event, Date	Feb. 06, 2026
Subsequent Event, Description	Company entered into an Equity Distribution Agreement with Maxim Group LLC
Subsequent Event #5
Subsequent Event, Date	Apr. 15, 2026
Subsequent Event, Description	ZenaTech, Inc. entered into a Master Asset Purchase and Share Purchase Agreement with Epazz, Inc.